INTEREST INCOME (Tables)	12 Months Ended
Dec. 31, 2018
Disclosure of interest income [Abstract]
Disclosure of detailed information for interest income [Text Block]

	2018	2017	2016
	US$’000	US$’000	US$’000

Interests on loans to joint ventures (Note 5)	2,573	4,346	2,728
Guarantee fees from related parties (Note 5)	-	325	486
Bank interests	1,214	1,294	1,220
Other interests	-	1,199	826
	3,787	7,164	5,260